Climate change and energy transition - Carbon price per region (Details) - $ / Tonne	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2024-2033 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	87
2024-2033 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	132
2024-2033 | Norway | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	97
2024-2033 | Norway | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	226
2024-2033 | United Kingdom | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	94
2024-2033 | United Kingdom | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	145
2024-2033 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	59
2024-2033 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	113
2024-2033 | United States of America (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2024-2033 | United States of America (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	42
2024-2033 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	29
2024-2033 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	61
2024-2033 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	0
2024-2033 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	55
2024-2033 | The Netherlands | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	87
2024-2033 | The Netherlands | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	(159)
2034-2050 | European Union | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	134
2034-2050 | European Union | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	170
2034-2050 | Norway | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		226
2034-2050 | Norway | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		226
2034-2050 | United Kingdom | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		146
2034-2050 | United Kingdom | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)		170
2034-2050 | Canada (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	113
2034-2050 | Canada (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2034-2050 | United States of America (Federal) | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	47
2034-2050 | United States of America (Federal) | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2034-2050 | Australia | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	65
2034-2050 | Australia | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2034-2050 | All other countries | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	25
2034-2050 | All other countries | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	125
2034-2050 | The Netherlands | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	163
2034-2050 | The Netherlands | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne)	220